BANK BORROWINGS	12 Months Ended
Dec. 31, 2025
BANK BORROWINGS
BANK BORROWINGS

12.BANK BORROWINGS

	December 31,	December 31,
	2025	2024
Bank borrowings	$730,720	$684,997

In December 2023, Baosheng Network entered into a bank loan agreement with the Bank of Beijing, under which Baosheng Network borrowed a one-year loan of RMB10,000,000, or $1,449,846. The interest rate for the borrowing was fixed at 3.65% per annum. In December 2023, the borrowing was renewed for one year through December 2024. The Company fully repaid the borrowing on due date. The loan was guaranteed by two third parties, for whom the Company involved a third-party counter-guarantor. In addition, the Company pledged its properties with the counter guarantor. The guarantee and pledge were released with repayment of the borrowing.

In July 2023, Beijing Baosheng entered into a bank loan agreement with the Bank of Communication, under which Beijing Baosheng borrowed a one-year loan of RMB6,000,000, or $847,350. The interest rate for the borrowing was fixed at 3.55% per annum. The Company fully repaid the borrowing on due date. The loan is guaranteed by Mr. Sheng Gong, the Company’s director, his spouse, and one third party. Beijing Baosheng also involved Baosheng Network as counter-guarantor for the third-party guarantor. In addition, Mr. Sheng Gong and his spouse pledged their property with the counter guarantor. The guarantee and counter-guarantee were released with repayment of the borrowing.

In August 2024, Beijing Baosheng entered into a bank loan agreement with the Bank of Communication, under which Beijing Baosheng borrowed a one-year loan of RMB5,000,000, or $694,859. The interest rate for the borrowing was fixed at 3.0% per annum. The Company fully repaid the borrowing on due date. The loan was guaranteed by Mr. Sheng Gong, the Company’s director, his spouse, and one third party. Beijing Baosheng also involved Baosheng Network as counter-guarantor for the third-party guarantor.

In August 2025, Baosheng Network entered into a two-year revolving credit facility with China Merchant Bank, pursuant to which each borrowing was repayable in one year. In August 2025, Baosheng Network drew down approximately $417,931 (RMB 3,000,000) with interest rate was 4.58% per annum and fully repaid the borrowing in December 2025. As of December 31, 2025, the Company had no outstanding balance due to China Merchant Bank.

In September 2025, Baosheng Network entered into bank borrowing agreement with Bank of China, pursuant to which Baosheng Network borrowed approximately $417,931 (RMB 3,000,000) for a period through August 31, 2026. The interest rate was 3.14% per annum.

In November 2025, Beijing Xunhuo entered into a bank borrowing agreement with Bank of Beijing, pursuant to which Beijing Xunhuo borrowed approximately $293,565 (RMB 2,110,000) for a period through November 2026. The interest rate was 1.5% per annum. The Company also involved a third-party guarantor to provide guarantee service on the bank borrowing, and Mr. Sheng Gong provided counter-guarantee with the third-party guarantor.

For the years ended December 31, 2025, 2024 and 2023, interest expense arising from the bank borrowings amounted to $20,067, $69,234 and $73,406, respectively.